Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Disclosure [Abstract]
Schedule of taxes payable
	2022	2021
	In thousands of USD
Income tax payable	$367	$434
VAT payable	280	320
Other tax payable	411	449
Total	$1,058	$1,203

Schedule of components of the income tax provision
	2022	2021	2020
Provisions for current income tax	$2,924	$3,052	$2,589
Provisions for deferred income tax	-	-	-
Total	$2,924	$3,052	$2,589

Schedule of company’s effective tax rate
	2022	2021	2020
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax jurisdiction	0.1%	0.1%	0.5%
Non-deductible expenses (1)	0.6%	0.6%	0.6%
Change in valuation allowance	0.8%	1.1%	2.6%
Effective income tax rate	26.5%	26.8%	28.7%

(1)	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.

Schedule of deferred tax assets
	2022	2021
Deferred tax assets:	In thousands of USD
Net accumulated loss-carry forward	$1,200	$1,400
Less: valuation allowance	(1,200)	(1,400)
Net deferred tax assets	$-	$-

Schedule of movement of valuation allowance
	2022	2021
	In thousands of USD
Beginning balance	$1,400	$1,292
Write-off	(293)	(22)
Change of valuation allowance	93	130
Ending balance	$1,200	$1,400